Drinker Biddle & Reath LLP

191 North Wacker Drive, Suite 3700

Chicago, IL 60606

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

June 25, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                              The Roxbury Funds (the “Trust”)

(1933 Act Registration No. 333-133691)

(1940 Act Registration No. 811-21897)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s Roxbury/Hood River Small-Cap Growth Fund dated June 12, 2013, filed pursuant to Rule 497 on June 12, 2013.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams